Annual Total Returns (Vanguard U.S. Value Fund - Investor Shares Participant) (Vanguard U.S. Value Fund, Vanguard U.S. Value Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Annual Total Return
2013	33.98%
2012	19.12%
2011	3.23%
2010	13.82%
2009	15.29%
2008	(34.79%)
2007	(0.74%)
2006	14.10%
2005	6.37%
2004	13.70%